19. SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2017
Segment Information Tables
Schedule of Salaries and related expenses

	Three months ended September 30,	Nine months ended September 30,
	2017
Revenue:
EPD	$5,409,175	$10,546,716
CPD	1,398,839	4,625,801
Total	$6,808,014	$15,172,517
Segment operating income (loss):
EPD	$1,432,148	$2,200,996
CPD	308,054	(1,161,828)
Total	1,740,202	1,039,168
Interest expense	(424,187)	(1,273,166)
Other income, net	4,856,563	9,809,302
Income before income taxes	$6,172,578	$9,575,304

As of September 30, 2017
Total assets:
EPD	$27,682,381
CPD	6,079,839
Total	$33,762,220